FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 10:-FAIR VALUE MEASUREMENTS

The following tables present the fair value of money market funds and marketable securities for the years ended December 31, 2020 and 2021:

	December 31,
	2020			2021
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$260,940	$-	$260,940	$204,367	$-	$204,367
Corporate debentures	-	-	-	-	1,818	1,818
Commercial paper	-	13,555	13,555	-	14,076	14,076

Marketable securities:
Corporate debentures and commercial paper	-	357,664	357,664	-	453,315	453,315
Government debentures	-	41,382	41,382	-	47,280	47,280

Total assets measured at fair value	$260,940	$412,601	$673,541	$204,367	$516,489	$720,856

As of December 31, 2021, the estimated fair value of the Company's convertible senior notes, as further described in Note 11, was $729.8 million. The fair value was determined based on the closing quoted price of the convertible senior notes as of the last day of trading for the period, and is considered Level 2 measurement. The fair value of the convertible senior notes is primarily affected by the trading price of the Company`s common stock and market interest rates.